OTHER ASSETS (Details Narrative) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Aug. 01, 2024	Apr. 01, 2024
Joint real estate venture		¥ 270,000
Miyanomori Hokkaido [Member]
Equity method investment	40.80%		40.80%